Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (262,120)	$ (250,986)	$ 121,774
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depletion, depreciation and amortization	105,913	160,361	107,123
Unrealized (gain) loss on derivatives not designated as hedges	(31,794)	49,434	(53,995)
Deferred income taxes		(51,845)	34,835
Exploration costs		219	312
Amortization of leasehold costs	5,963	4,927	5,838
Impairment of oil and gas properties	234,887	208,905	29,751
Share based compensation (non-cash)	7,554	6,751	5,493
(Loss) gain on sale of assets	2,824	(297)	(145,876)
Amortization of finance cost and debt discount	19,256	12,221	8,465
Other non-cash items		282	53
Change in assets and liabilities:
Restricted cash	(4,232)
Accounts receivable, trade and other, net of allowance	(343)	(925)	1,467
Inventory	(7,169)	102	(1,376)
Income taxes receivable		(15,438)
Deferred revenue			(12,500)
Accrued oil and gas revenue	403	(1,611)	(3,395)
Accounts payable	14,571	(6,338)	4,495
Income taxes payable	11,103	(1,320)	1,383
Accrued liabilities	4,901	976	3,184
Prepaid expenses and other	(1,285)	152	8
Net cash provided by operating activities	100,432	115,570	107,039
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(264,967)	(265,825)	(362,847)
Proceeds from sale of assets	64,887	238	175,061
Net cash used in investing activities	(200,080)	(265,587)	(187,786)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible note offering		218,500
Principal payments of bank borrowings	(54,500)	(80,000)	(155,500)
Proceeds from bank borrowings	54,500	5,000	190,000
Exercise of stock options and warrants	10	26	2,819
Deferred financing costs	(492)	(8,755)	(1,498)
Preferred stock dividends	(6,047)	(6,047)	(6,047)
Net proceeds from common stock offering			191,340
Excess tax benefit from stock based compensation			3,222
Other	(1,151)	(1,139)	(489)
Net cash provided by (used in) financing activities	(7,680)	127,585	223,847
Increase (decrease) in cash and cash equivalents	(107,328)	(22,432)	143,100
Cash and cash equivalents, beginning of period	125,116	147,548	4,448
Cash and cash equivalents, end of period	17,788	125,116	147,548
Supplemental disclosures of cash flow information:
Cash paid during the year for interest	18,014	12,446	12,981
Cash paid during the year for taxes		$ 1,352	$ 14,778